Cover	Jul. 07, 2026
Cover [Abstract]
Entity Registrant Name	Minerva Gold Inc.
Entity Central Index Key	0001854816
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jul. 07, 2026
Entity Ex Transition Period	false
Entity File Number	333-255403
Entity Tax Identification Number	98-1588963
Entity Address Address Line 1	Room 1503, Building 3, Xinshijihaoyuan
Entity Address Address Line 2	Jiankang West Road
Entity Address Address Line 3	Qingjiangpu District
Entity Address City Or Town	Huaian City
Entity Address Country	CN
City Area Code	86
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	15261421229